Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFA14A
Entity Registrant Name	IMMIX BIOPHARMA, INC.
Entity Central Index Key	0001873835
Amendment Flag	true
Amendment Description	On April 30, 2025, Immix Biopharma, Inc. (the “Company”) filed its definitive proxy statement (the “Proxy Statement”) in connection with the solicitation of proxies by the Board of Directors of the Company for use at the Annual Meeting of Stockholders to be held on June 20, 2025, at 12:00 p.m. EDT at the Company’s office located at 11400 West Olympic Blvd., Suite 200, Los Angeles, CA 90064 (the “Annual Meeting”). The Company is filing this supplement to the Proxy Statement (this “Supplement”) solely (a) for the purpose of including the required Inline XBRL tagging of certain disclosures in the Proxy Statement found under the headings “Insider Trading Policy” (on page 12 of the Proxy Statement), and “Equity Award Grant Policies” (on page 12 of the Proxy Statement)(which is included below under the revised heading “Equity Grant Practices” ), which Inline XBRL tagging was inadvertently omitted from the Proxy Statement, and (b) to supplement the Proxy Statement with a description of the Company’s clawback policy, which is included below under “Compensation Recovery and Clawback Policies”. Other than the inclusion of Inline XBRL tagging, the change in the heading for the description of equity grant practices and the inclusion of “Compensation Recovery and Clawback Policies”, which revisions are set forth below, no other information in the Proxy Statement has been revised, supplemented, updated or amended by this Supplement. This Supplement should be read in conjunction with the Proxy Statement. The information contained in this Supplement modifies or supersedes any inconsistent information contained in the Proxy Statement. Capitalized terms used herein and not otherwise defined have the meaning given to such terms in the Proxy Statement. Information on how to vote your shares or change or revoke your prior vote or voting instruction, is available in the Proxy Statement.